SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	6,461,999
Number of RSUs outstanding, Ending of the period	8,000,000	6,461,999
Restricted stock units rsu [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	1,198,875	514,832
Number of RSUs,Vested	(1,508,255)	(1,072,595)
Number of RSUs,Issued	(1,685,316)	1,820,972
Number of RSUs ,Forfeited	(262,969)	(64,334)
Number of RSUs,Issued	1,685,316	(1,820,972)
Number of RSUs outstanding, Ending of the period	1,112,967	1,198,875